ORGANIZATION	6 Months Ended
Jun. 30, 2022
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

BIT Mining Limited (formerly, 500.com Limited, the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, and changed to “500.com Limited” on October 9, 2013. The Company changed to the new name of “BIT Mining Limited” and the new ticker symbol “BTCM” effective April 20, 2021.

The Company has completed the transformation of its business and become an enterprise that primarily provides cryptocurrency mining, data center operation and mining pool services in 2021.

On May 31, 2022, the Company completed the first closing of its previously announced share exchange agreement dated April 5, 2021 (as amended and restated in April 2022, the “Amended and Restated Share Exchange Agreement”) entered into by the Company and the shareholders (the “Selling Shareholders”) of the acquisition of Bee Computing (HK) Limited (“Bee Computing”). At the first closing of the Amended and Restated Share Exchange Agreement, the Company issued 16,038,930 Class A ordinary shares to the Selling Shareholders.

In September 2021, the Company entered into a Membership Interest Purchase Agreement and certain other auxiliary agreements with Viking Data Centers, LLC (“Viking Data Centers”) to acquire the 51% equity interest in Asgard Data Centers LLC (“Asgard”), which intended to operate a cryptocurrency mining data center in Ohio (the “Ohio Mining Site”). In October 2021, the Company increased its equity interest ownership in the Ohio Mining Site to 55%. The Ohio mining site has a total planned power capacity up to 150 megawatts (“MW”).

In June 2022, the Company entered into an agreement with Viking Data Centers that the Company agreed to purchase all remaining equity interest from Viking Data Centers by transferring certain assets that represent 67.5MW, or 45%, of total planned power capacity at the Ohio Mining Site. After completion of the transaction, the Company has exclusive access to 82.5MW of planned electrical power and Viking Data Centers has exclusive access to the remaining 67.5MW, in accordance to their respective equity ownership immediately prior to the transaction. See Note 20 for detailed discussion.

As of June 30, 2022, the Company has subsidiaries incorporated in countries and jurisdictions including British Virgin Islands, Cayman Islands, Hong Kong, the United States of America (“USA”), Kazakhstan, Canada, mainland China, Malta, Cyprus and Curacao.

1.    ORGANIZATION (continued)

As of June 30, 2022, the Company’s major subsidiaries are listed below:

			Percentage of
	Date of	Place of	ownership by
Entity	establishment	establishment	the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (“BT Mining”)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited (“Bee Computing”)	May 17, 2016	Hong Kong	100%	Miner Manufacturing
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited (“ Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency Mining
Summit Bend US Corporation (“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation (“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation (“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited (“Alliance International Technologies”)	March 11, 2020	British Virgin Islands	100%	Investment Holding
Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”)	April 9, 2020	Hong Kong	100%	Mining Pool
Beijing Guixinyanghang Technology Limited (“Guixinyanghang”)	June 12, 2020	Mainland China	100%	Technology Service
E-Sun Kazakhstan Limited	August 23, 2021	Kazakhstan	100%	Investment Holding
1324492 B.C.Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September 1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September 1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January 10, 2018	Malta	100%	Online Gaming
Loto Interactive Limited (“Loto Interactive”)	November 26, 1998	Cayman Islands	59.79%	Investment Holding
Brighten Express Limited**	April 1, 2016	Hong Kong	59.79%	Investment Holding
Rising Move International Limited**	July 25, 2007	British Virgin Islands	59.79%	Investment Holding
Interactive Lab Limited**	July 8, 2015	British Virgin Islands	59.79%	Technology Service
Precious Success Holdings Limited**	July 10, 2007	British Virgin Islands	30.49%	Investment Holding
PAL Development Limited**	August 17, 2006	Hong Kong	30.49%	Investment Holding
Global Score Asia Limited**	April 18, 2005	British Virgin Islands	59.79%	Investment Holding
Trade Express Services Inc. **	November 3, 2003	British Virgin Islands	59.79%	Investment Holding
Rise Accord Holdings Limited**	April 30, 2013	British Virgin Islands	59.79%	Investment Holding
China Excellent Net Technology Investment Limited**	July 2, 2009	Hong Kong	56.80%	Investment Holding
Hong Kong Interactive Lab Limited**	March 23, 2018	Hong Kong	59.79%	Technology Service
Virtual Asset Ratings Limited**	July 26, 2018	British Virgin Islands	59.79%	Technology Service
Loto Interactive Information Technology (Shenzhen) Limited (“Loto Interactive Information”) **	December 14, 2017	Mainland China	59.79%	Investment Holding
Shenzhen Lewanwuxian Information Technology Co., Ltd. **	February 5, 2018	Mainland China	30.49%	Online Gaming
Interactive Medical Lab Limited**	March 21, 2019	British Virgin Islands	59.79%	Investment Holding
Interactive Medical Lab Corporation**	April 25, 2019	USA	59.79%	Investment Holding
Might Winner Limited**	August 9, 2019	Hong Kong	59.79%	Investment Holding
H.K CB. Cute Technology Co., Limited**	February 24, 2012	Hong Kong	59.79%	Investment Holding
Shenzhen Quanjing Financial Leasing Co., Ltd **	May 12, 2016	Mainland China	59.79%	Investment Holding
Ganzi Changhe Hydropower Consumption Service Co., Ltd**	April 25, 2019	Mainland China	59.79%	Data Analysis and Storage Service
Sichuan Lecaiyuntian Internet Technology Co., Ltd **	February 21, 2019	Mainland China	59.79%	Data Analysis and Storage Service
Chengdu Keying Interactive Information Technology Limited**	January 10, 2019	Mainland China	59.79%	Data Analysis and Storage Service
Chengdu Yilaike Technology Co., Ltd. (“Chengdu Yilaike”) **	December 1, 2017	Mainland China	59.79%	Data Analysis and Storage Service
GreenTech Ltd**	October 1, 2021	Kazakhstan	30.49%	Data Analysis and Storage Service

*    A subsidiary of the Multi Group

**  A subsidiary of Loto Interactive

On June 21, 2022, the Company committed to a plan to sell its equity interest in Loto Interactive and its subsidiaries. The sale was subsequently closed on July 12, 2022 and after the sale, the Company no longer controls or exercises significant influence over Loto Interactive and its subsidiaries. Assets and liabilities related to Loto Interactive and its subsidiaries are reclassified to assets and liabilities held for sale as of June 30, 2022. Further see Note 14 and Note 23.

1.    ORGANIZATION (continued)

The Company has previously conducted the lottery business in mainland China through a series of contractual arrangements with Shenzhen Youlanguang Science and Technology Co., Ltd., Shenzhen E-Sun Network Co., Ltd., and Shenzhen Guangtiandi Science and Technology Co., Ltd. (collectively, the “lottery business related variable interest entities (“VIEs”)”), and their respective shareholders. Since March 31, 2021, the Company also consolidated the financial results of Zhejiang Keying Huancai Information Technology Co., Ltd. (“Zhejiang Keying”), a VIE primarily engaged in the provision of data analysis and storage services, through its contractual arrangement with Loto Interactive Information Technology (Shenzhen) Co., Ltd., which is indirectly controlled by the Company after the completion of the acquisition of the majority interest of Loto Interactive Limited on March 31, 2021.

On July 23, 2021, the Company announced the decision to dispose of the VIE structures in mainland China, and on August 3, 2021, the Group has terminated all of the VIE structures with the lottery-related affiliated entities and Zhejiang Keying, and the Group has entered into agreement with Zhejiang Keying and Zhejiang Keying’s shareholders to transfer all of the equity interests of Zhejiang Keying’s subsidiaries to Loto Shenzhen. In February 2022, the Company has completed the transfer of the equity interests of Zhejiang Keying’s subsidiaries to Loto Shenzhen. From July 23, 2021, the Company no longer retained any financial interest over the lottery business related VIEs and accordingly deconsolidated the lottery business related VIEs’ financial statements from the Company’s consolidated financial statements. The disposal of lottery business related VIEs represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, results of operations related to lottery business related VIEs have been reported as discontinued operations for the six months ended June 30, 2021.

The Company, its subsidiaries are hereinafter collectively referred to as the “Group”.